November 7, 2023

DCM/INNOVA HIGH EQUITY INCOME INNOVATION FUND

A series of Centaur Mutual Funds Trust

Supplement to the Summary Prospectus, Statutory Prospectus and the Statement of Additional Information, each dated July 14, 2023

This supplement updates certain information in the summary Prospectus, statutory Prospectus and Statement of Additional Information each dated July 14, 2023, and each as supplemented on October 12, 2023, for the DCM/INNOVA High Equity Income Innovation Fund (the “DCM/INNOVA Fund”), a series of the Centaur Mutual Funds Trust (the “Trust”).

The sections of the summary Prospectus and statutory Prospectus entitled “Fees and Expenses of the DCM/INNOVA Fund - Shareholder Fees” and “Fees and Expenses of the DCM/INNOVA Fund - Annual Fund Operating Expenses” are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses1	1.38%
Fee Reductions and/or Expense Reimbursements2	(0.68%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements2	0.70%
1	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” for the DCM/INNOVA Fund will not correlate to the ratios of expenses to the average net assets in the DCM/INNOVA Fund’s Financial Highlights, which reflect the operating expenses of the DCM/INNOVA Fund and do not include Acquired Fund Fees and Expenses (“AFFEs”).
2	DCM has entered into an amended expense limitation agreement (the “Expense Limitation Agreement”) with the DCM/INNOVA Fund effective November 3, 2023 under which it has contractually agreed to reduce the amount of the investment advisory fees to be paid to DCM by the DCM/INNOVA Fund and to assume other expenses of the DCM/INNOVA Fund, if necessary, in an amount that limits the DCM/INNOVA Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the DCM/INNOVA Fund’s business, dividend expense on securities sold short, “acquired fund fees and expenses”, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ( the “1940 Act”)) to not more than 0.70% of the average daily net assets of the DCM/INNOVA Fund for a two-year period until November 2, 2025. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board of Trustees (the “Board” or “Trustees”) of the Centaur Mutual Funds Trust (the “Trust”). Prior to November 3, 2023, DCM had entered into expense limitation agreement with the DCM/INNOVA Fund under which it had contractually agreed to reduce the amount of the investment advisory fees to be paid to DCM by the DCM/INNOVA Fund and to assume other expenses of the DCM/INNOVA Fund, if necessary, in an amount that limited the DCM/INNOVA Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the DCM/INNOVA Fund’s business, dividend expense on securities sold short, “acquired fund fees and expenses”, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the DCM/INNOVA Fund for the period ending October 31, 2024.

The section of the summary Prospectus and statutory Prospectus entitled “Fees and Expenses of the DCM/INNOVA Fund - Example” is deleted and replaced with the following:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual

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funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares, as indicated below, at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The example reflects the contractual fee waiver and/or expense reimbursement arrangement only for the term of the contractual fee waiver and/or expense reimbursement arrangement. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

1 Year	3 Years	5 Years	10 Years
$72	$299	$621	$1,535

The first paragraph of the section of the statutory Prospectus entitled “INVESTMENT ADVISOR - Expense Limitation Agreements” is deleted and replaced in its entirety with the following:

Expense Limitation Agreements. The Advisor has entered into an Expense Limitation Agreement effective November 3, 2023 with the DCM/INNOVA Fund under which it has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the DCM/INNOVA Fund and assume other expenses of the DCM/INNOVA Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the DCM/INNOVA Fund’s business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.70% of the average daily net assets of the DCM/INNOVA Fund for a two-year period until November 2, 2025. The Expense Limitation Agreement may not be terminated prior to the end of such two-year period without the approval of the Board. The DCM/INNOVA Fund or the Advisor may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days’ written notice as set forth in the Expense Limitation Agreement.

Prior to November 3, 2023, the Advisor had entered into an expense limitation agreement with the DCM/INNOVA Fund under which it had contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the DCM/INNOVA Fund and assume other expenses of the DCM/INNOVA Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the DCM/INNOVA Fund for a period ending October 31, 2024. For the DCM/INNOVA Fund’s fiscal year ended October 31, 2022, the Advisor earned fees in the amount of $207,249, before advisory fee waivers and/or expense reimbursements of $107,460. As a result of the expense limitation agreement and voluntary fee waivers, the total investment advisory fee paid by the DCM/INNOVA Fund, as a percentage of average net assets, for the fiscal year ended October 31, 2022 was 0.36%.

In the statutory Prospectus, in the section entitled “PORTFOLIO MANAGEMENT”, in the fourth paragraph, the last sentence is modified to disclose:

Mr. Rappaport also serves as President of the Trust.

In the Statement of Additional Information, in the section entitled “MANAGEMENT AND OTHER SERVICE PROVIDERS - Trustees and Officers” the table identifying the Trustees and Officers is deleted and replaced with the following:

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Name, Address, and Year of Birth	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James H. Speed, Jr. (Born 1953)	Trustee and Chairman	Since 03/2009 (Chairman since 9/2012)	Retired, Private Investor	3	Independent Trustee of Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its four series, Starboard Investment Trust for its nine series, WST Investment Trust for its one series, and Chesapeake Investment Trust for its one series (all registered investment companies); Member of Board of Directors of M&F Bancorp (until 2019); Member of Board of Directors of Investors Title Company.
Thomas G. Douglass, (Born 1956)	Trustee	Since 09/2013	Principal, Douglass and Douglass, Attorneys	3	Independent Trustee of WST Investment Trust for its one series (a registered investment company).

OFFICERS
Marc Rappaport (Born 1963)	President (Principal Executive Officer) Vice President	Since 03/30/2023 09/2020 to 3/30/2023	CEO of DCM Advisors, LLC		n/a
Matthew J. Miller (Born 1976)	Vice President	Since 03/2023	Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present).		n/a
Zachary P. Richmond (Born 1980)	Treasurer (Principal Financial Officer)	Since 5/2019	Vice President – Director of Financial Administration, Ultimus Fund Solutions, LLC since February 2019; Associate Vice President and Associate Director of Financial Administration, Ultimus Fund solutions, LLC (December 2015-February 2019).		n/a
Paul F. Leone (Born 1963)	Secretary	Secretary since 9/2020	VP, Senior Legal Counsel; Ultimus Fund Solutions. Since 2020; Attorney, Leone Law Office P.C., August 2019 to August 2020; Senior Counsel, Empower Retirement, 2015-2019).		n/a	n/a
Kevin Patton (Born 1970)	Chief Compliance Officer	Since 7/2023	Vice President – Compliance Officer, Ultimus Fund Solutions – June 2023 – present; Outsourced Chief Compliance Officer, Dinsmore Compliance Services (Jan 2023- June 2023); Senior Principal Consultant, ACA Group (2022-2023); Assistant Vice President, Compliance Officer Ultimus Fund Solutions, LLC (2020-2022); Partner and Chief Compliance Officer, Renaissance Investment Management (Aug. 2005-Jan 2020).		n/a	n/a

Investors Should Retain this Supplement for Future Reference